Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Expected Statutory Federal Income Tax Provision to Actual Income Tax Provision

The following is a reconciliation of the expected statutory federal income tax provision to the actual income tax provision (in thousands):

	December 31,
	2014	2013	2012
Tax computed at federal statutory rate	$(11,510)	$(6,831)	$(5,396)
State income tax, net of federal benefit	(1,517)	(987)	(907)
Non-deductible interest	20	20	36
Other permanent items	1,676	756	214
Research credits	(557)	(728)	(93)
Remove (restore) DTA for NOL and Credits – IRC 382	—	(12,666)	2,135
State Taxes	—	—	—
Uncertain tax position	(1,125)	859	—
Valuation allowance	13,013	19,577	4,011

Provision (benefit) for income taxes	$—	$—	$—

Components of Deferred Tax Assets

The components of the Company’s deferred tax assets are summarized as follows (in thousands):

	December 31,
	2014	2013
Deferred tax assets:
Net operating loss carryforwards	$31,484	$19,288
Research credits	1,649	1,092
Capitalized R&D	5,410	6,391
Other	2,049	803

Deferred tax assets	40,592	27,574
Valuation allowance	(40,592)	(27,574)

Net deferred tax assets	$—	$—

Summary of Activity Related to Unrecognized Tax Benefits

The following table summarized the activity related to the Company’s unrecognized tax benefits (in thousands):

	Year Ended December 31,
	2014	2013
Balance beginning of the year	$1,709	$—
Increase related to prior year tax positions	(1,361)	681
Increase related to current year tax positions	314	1,028

Balance at end of year	$662	$1,709